Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Basic earnings per share [abstract]
Net income attributable to shareholders	$ 863.9	$ 793.9
Weighted average number of shares	79,382,008	82,973,284
Earnings per share - basic	$ 10.88	$ 9.57